Derivative Financial Instruments - Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges and related hedged items
Movement in cumulative fair value of the hedge adjustment of hedge instruments	$ (154)	$ (85)	$ 97
Movement in cumulative fair value of the hedge adjustment of hedged items	156	87	(83)
Components of other comprehensive income - cash flow hedges	66	34	7
Level 2
Fair value hedges and related hedged items
Assets measured at fair value	42	136
Liabilities measured at fair value	128	14
Commodity Forward Contracts
Fair value hedges and related hedged items
Components of other comprehensive income - cash flow hedges	61	34	(2)
Currency Forward Contracts
Fair value hedges and related hedged items
Components of other comprehensive income - cash flow hedges	5	0	$ 9
Interest rate swap contract | Fair value hedges [member] | Level 2
Fair value hedges and related hedged items
Assets measured at fair value	6	96
Liabilities measured at fair value	(77)	0
Currency and Commodity Swaps | Cash flow hedges [member] | Level 2
Fair value hedges and related hedged items
Assets measured at fair value	20	37
Liabilities measured at fair value	(43)	(2)
Currency swaps | Not designated as hedges | Level 2
Fair value hedges and related hedged items
Assets measured at fair value	1	2
Liabilities measured at fair value	0	(2)
Currency swaps | Hedges of net investment in foreign operations [member] | Level 2
Fair value hedges and related hedged items
Assets measured at fair value	15	1
Liabilities measured at fair value	$ (8)	$ (10)